Segmented information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	4
Goodwill	$ 2,923	$ 3,008	$ 23,352
Long-term investments	13,422	35,142
Automotive
Segment Reporting Information [Line Items]
Goodwill	2,923	3,008
Long-term investments	546	426
Corporate And Technology Investments
Segment Reporting Information [Line Items]
Long-term investments	$ 12,876	$ 34,716
Joint venture
Segment Reporting Information [Line Items]
Ownership percentage	50.00%